Structure of Obsidian Energy	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Structure of Obsidian Energy

1. Structure of Obsidian Energy

Obsidian Energy Ltd. (“Obsidian Energy” or the “Company”) is an exploration and production company and is governed by the laws of the Province of Alberta, Canada. The Company operates in one segment, to explore for, develop and hold interests in oil and natural gas properties and related production infrastructure in the Western Canada Sedimentary Basin directly and through investments in securities of subsidiaries holding such interests. Obsidian Energy’s portfolio of assets is managed at an enterprise level, rather than by separate operating segments or business units. The Company assesses its financial performance at the enterprise level and resource allocation decisions are made on a project basis across its portfolio of assets, without regard to the geographic location of projects. Obsidian Energy owns the petroleum and natural gas assets or 100 percent of the equity, directly or indirectly, of the entities that carry on the remainder of the oil and natural gas business of Obsidian Energy, except for an unincorporated joint arrangement (the “Peace River Oil Partnership”) in which Obsidian Energy’s wholly owned subsidiaries hold a 55 percent interest.

Name change

Effective June 26, 2017, the Company obtained shareholder approval to change its name from Penn West Petroleum Ltd. to Obsidian Energy Ltd.